Financial Risk Management	12 Months Ended
Dec. 31, 2024
Finacial Risk Management Abstract [Abstract]
Financial Risk Management
4. Financial Risk Management
4.1 Summary
4.1.1 Overview of financial risk management policy
The financial risks that the Group is exposed to are credit risk, market risk, liquidity risk, operational risk, and others.
This note regarding financial risk management provides information about the risks that the Group is exposed to and about its objectives, policies, risk assessment and management procedures, and capital management. Additional quantitative information is disclosed throughout the consolidated financial statements.

The Group’s risk management system focuses on efficiently supporting long-term strategy and management decisions of the Group by increasing risk transparency, preventing risk transfer between subsidiaries and preemptive response to rapidly changing financial environments. Credit risk, market risk, operational risk, interest rate risk, insurance risk, liquidity risk, credit concentration risk, strategy risk, reputation risk, and foreign exchange settlement risk are recognized as the Group’s significant risks and measured and managed according to regulatory capital and internal capital standards.
4.1.2 Risk management organization
4.1.2.1 Risk Management Committee
The Risk Management Committee, as the ultimate decision-making body, deals with risk-related issues, such as establishing risk management strategies in accordance with the strategic direction determined by the board of directors, determining the affordable level of risk appetite, reviewing the level of risk and the status of risk management activities, approving the application of risk management systems, methodologies, and major improvements, and establishing and approving risk management strategies and procedures to timely recognize, measure, monitor, and control risks arising from various transactions by the Group.
4.1.2.2 Risk Management Council
The Risk Management Council is responsible for consulting on matters delegated by the Risk Management Committee and requests for review by the Management Executive Committee, consulting on details of each subsidiary’s risk management policies and procedures, monitoring the Group’s risk management status, and establishing and implementing necessary measures.
4.1.2.3 Risk Management Department
The Risk Management Department performs the Group’s risk management detailed policies, procedures, and business processes, and is responsible for calculating the Group’s risk-weighted assets, monitoring and managing internal capital limits.
4.2 Credit Risk
4.2.1 Overview of credit risk
Credit risk is the risk of loss from the portfolio of assets held due to the counterparty’s default, breach of contract, and deterioration of credit quality. For risk management reporting purposes, the Group considers all factors of credit risk exposure, such as default risk of individual borrowers, country risk, and risk of specific sectors in an integrated way.
4.2.2 Credit risk management
The Group measures the expected loss and economic capital for the assets subject to credit risk management, including on-balance
and
off-balance
assets, and uses them as management indicators. The Group allocates and manages credit risk economic capital limits.
In addition, to prevent excessive concentration of exposures by borrower and industry, the total exposure limit at the Group level is introduced, applied, and managed to control the credit concentration risk.
All of the Kookmin Bank’s loan customers (individuals and corporates) are assigned a credit rating and managed by a comprehensive internal credit evaluation system. For individuals, the credit rating is evaluated by utilizing personal information, income and job information, asset information, and bank transaction information. For corporates, the credit rating is evaluated by analyzing and utilizing financial and non-financial
information which measures current and future corporate value and ability to repay the debt. Also, the extent to which corporates have the ability to meet debt obligations is comprehensively considered.

The credit rating, once assigned, serves as the fundamental instrument in Kookmin Bank’s credit risk management, and is applied in a wide range of credit risk management processes, including credit approval, credit limit management, loan pricing, and assessment of allowances for credit losses. For corporates, Kookmin Bank conducts a regular credit evaluation at least once a year, and the review and supervision departments regularly validate the adequacy of credit ratings to manage credit risks.
KB Kookmin Card Co., Ltd.’s credit scoring system is divided into Application Scoring System (“ASS”) and Behavior Scoring System (“BSS”). For applications that meet the eligibility criteria for card issuance, the card will be issued only if the ASS credit rating is above the standard. KB Kookmin Card Co., Ltd.’s internal information, external information from the credit bureau company and others, and personal information on the application are used to calculate the ASS credit rating. The BSS, which is recalculated on a weekly basis, predicts the delinquency probability of cardholders, and utilizes it to monitor cardholders and portfolio risk.
In order to establish a credit risk management system, the Group manages credit risk by forming a separate risk management organization. In particular, independently of the Sales Group, the Credit Management & Analysis Group of Kookmin Bank, a subsidiary, is in charge of loan policy, loan system, credit rating, credit analysis, follow-up
management, and corporate restructuring. The Risk Management Group of Kookmin Bank is responsible for establishing policies on credit risk management, measuring and limiting internal capital of credit risk, setting credit limits, credit review, and verification of credit rating models.
4.2.3 Maximum exposure to credit risk
The Group’s maximum exposures to credit risk without consideration of collateral values in relation to financial instruments other than equity securities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Financial assets
Due from financial institutions measured at amortized cost *	￦	27,579,279	￦	27,790,121
Financial assets at fair value through profit or loss:
Due from financial institutions measured at fair value through profit or loss		79,811		59,838
Securities measured at fair value through profit or loss		72,658,432		73,768,636
Loans measured at fair value through profit or loss		183,726		1,187,763
Financial instruments indexed to the price of gold		93,743		158,519
Derivatives		6,157,628		11,730,767
Loans measured at amortized cost *		444,805,287		472,071,840
Financial investments:
Securities measured at fair value through other comprehensive income		78,926,437		88,735,996
Securities measured at amortized cost *		39,701,389		37,113,552
Loans measured at fair value through other comprehensive income		801,050		1,446,628
Other financial assets *		16,544,513		14,404,227

		687,531,295		728,467,887

Off-balance sheet items
Acceptances and guarantees contracts		13,763,222		16,250,243
Financial guarantee contracts		7,828,205		6,674,740
Commitments		203,906,179		212,695,995

		225,497,606		235,620,978

	￦	913,028,901	￦	964,088,865

*	After netting of allowance

4.2.4 Credit risk of loans
The Group maintains allowances for loan losses associated with credit risk of loans to manage its credit risk.
The Group assesses expected credit losses and recognizes loss allowances of financial assets at amortized cost and financial assets at fair value through other comprehensive income. Financial assets at fair value through profit or loss are excluded. Expected credit losses are a probability-weighted estimate of possible credit losses occurring in a certain range by reflecting reasonable and supportable information that is reasonably available at the end of the reporting period without undue cost or effort, including information about past events, current conditions, and forecasts of future economic conditions. The Group measures the expected credit losses of loans classified as financial assets at amortized cost, by deducting allowances for credit losses. The expected credit losses of loans classified as financial assets at fair value through other comprehensive income are presented in other comprehensive income in the consolidated financial statements.

4.2.4.1 Credit risk exposure
Credit qualities of loans as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Loans measured at amortized cost *
Corporate
Grade 1	￦	142,216,615	￦	6,765,165	￦	2,122	￦	—	￦	148,983,902
Grade 2		65,606,587		10,632,633		40,942		—		76,280,162
Grade 3		3,547,489		3,964,877		8,231		—		7,520,597
Grade 4		654,654		1,285,650		31,645		—		1,971,949
Grade 5		16,188		581,524		2,871,510		—		3,469,222

		212,041,533		23,229,849		2,954,450		—		238,225,832

Retail
Grade 1		165,579,777		4,147,682		11,945		—		169,739,404
Grade 2		7,133,302		3,664,451		30,019		—		10,827,772
Grade 3		4,941,476		1,614,245		26,804		—		6,582,525
Grade 4		258,300		375,964		24,908		—		659,172
Grade 5		42,561		776,597		1,064,258		—		1,883,416

		177,955,416		10,578,939		1,157,934		—		189,692,289

Credit card
Grade 1		10,776,164		253,905		—		—		11,030,069
Grade 2		5,854,931		936,657		—		—		6,791,588
Grade 3		1,645,099		1,416,715		—		—		3,061,814
Grade 4		7,827		431,083		—		—		438,910
Grade 5		2,432		229,439		795,719		—		1,027,590

		18,286,453		3,267,799		795,719		—		22,349,971

		408,283,402		37,076,587		4,908,103		—		450,268,092

Loans measured at fair value through other comprehensive income
Corporate
Grade1		762,041		—		—		—		762,041
Grade2		39,009		—		—		—		39,009
Grade3		—		—		—		—		—
Grade4		—		—		—		—		—
Grade5		—		—		—		—		—

		801,050		—		—		—		801,050

		801,050		—		—		—		801,050

	￦	409,084,452	￦	37,076,587	￦	4,908,103	￦	—	￦	451,069,142

(In millions of Korean won)

	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Loans measured at amortized cost *
Corporate
Grade 1	￦	145,582,892	￦	7,629,290	￦	2,896	￦	—	￦	153,215,078
Grade 2		74,005,609		11,446,162		12,845		—		85,464,616
Grade 3		3,757,237		5,195,235		14,777		—		8,967,249
Grade 4		861,581		1,091,261		28,368		—		1,981,210
Grade 5		18,395		691,118		3,066,032		—		3,775,545

		224,225,714		26,053,066		3,124,918		—		253,403,698

Retail
Grade 1		175,229,905		4,814,560		6,804		—		180,051,269
Grade 2		8,048,905		4,071,783		39,224		—		12,159,912
Grade 3		4,213,155		1,546,848		33,207		—		5,793,210
Grade 4		315,926		368,863		34,997		—		719,786
Grade 5		49,595		867,276		1,182,000		—		2,098,871

		187,857,486		11,669,330		1,296,232		—		200,823,048

Credit card
Grade 1		11,554,106		195,328		—		—		11,749,434
Grade 2		5,528,025		584,962		—		—		6,112,987
Grade 3		2,575,397		1,640,995		—		—		4,216,392
Grade 4		12,202		476,827		—		—		489,029
Grade 5		1,068		320,083		589,481		—		910,632

		19,670,798		3,218,195		589,481		—		23,478,474

		431,753,998		40,940,591		5,010,631		—		477,705,220

Loans measured at fair value through other comprehensive income
Corporate
Grade1		1,402,334		—		—		—		1,402,334
Grade2		44,294		—		—		—		44,294
Grade3		—		—		—		—		—
Grade4		—		—		—		—		—
Grade5		—		—		—		—		—

		1,446,628		—		—		—		1,446,628

		1,446,628		—		—		—		1,446,628

	￦	433,200,626	￦	40,940,591	￦	5,010,631	￦	—	￦	479,151,848

*	Before netting of allowance

Credit qualities of loans graded according to internal credit ratings as of December 31, 2023 and 2024, are as follows:

	Range of probability of default (%)	Retail	Corporate
Grade 1	0.0 ~ 1.0	1 ~ 5 grade	AAA ~ BBB+
Grade 2	1.0 ~ 5.0	6 ~ 8 grade	BBB ~ BB
Grade 3	5.0 ~ 15.0	9 ~ 10 grade	BB- ~ B
Grade 4	15.0 ~ 30.0	11 grade	B- ~ CCC
Grade 5	30.0 ~	12 grade or under	CC or under
4.2.4.2 Quantification of the extent to which collateral and other credit enhancements mitigate credit risk of loans as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
Guarantees	￦	114,669,115	￦	7,639,754	￦	425,696	￦	122,734,565
Deposits and savings		2,461,434		129,853		15,176		2,606,463
Property and equipment		15,121,688		1,109,156		442,084		16,672,928
Real estate		196,412,901		19,374,276		2,893,235		218,680,412

	￦	328,665,138	￦	28,253,039	￦	3,776,191	￦	360,694,368

(In millions of Korean won)	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
Guarantees	￦	120,868,541	￦	8,349,217	￦	498,290	￦	129,716,048
Deposits and savings		2,792,768		127,130		11,704		2,931,602
Property and equipment		15,498,262		1,071,833		227,196		16,797,291
Real estate		214,770,163		21,195,798		2,167,580		238,133,541

	￦	353,929,734	￦	30,743,978	￦	2,904,770	￦	387,578,482

4.2.5 Credit risk of securities
Credit qualities of securities exposed to credit risk other than equity securities among financial investments as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Securities measured at amortized cost *
Grade 1	￦	35,812,502	￦	—	￦	—	￦	—	￦	35,812,502
Grade 2		3,907,307		—		—		—		3,907,307
Grade 3		852		—		—		—		852
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		39,720,661		—		—		—		39,720,661

Securities measured at fair value through other comprehensive income
Grade 1		72,574,183		—		—		—		72,574,183
Grade 2		6,326,108		—		—		—		6,326,108
Grade 3		26,146		—		—		—		26,146
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		78,926,437		—		—		—		78,926,437

		￦118,647,098	￦	—	￦	—	￦	—	￦	118,647,098

(In millions of Korean won)

	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Securities measured at amortized cost *
Grade 1	￦	33,733,935	￦	—	￦	—	￦	—	￦	33,733,935
Grade 2		3,396,100		—		—		—		3,396,100
Grade 3		913		—		—		—		913
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		37,130,948		—		—		—		37,130,948

Securities measured at fair value through other comprehensive income
Grade 1		81,797,910		—		—		—		81,797,910
Grade 2		6,933,807		—		—		—		6,933,807
Grade 3		4,279		—		—		—		4,279
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		88,735,996		—		—		—		88,735,996

	￦	125,866,944	￦	—	￦	—	￦	—	￦	125,866,944

*	Before netting of allowance

Credit qualities of securities other than equity securities, according to the credit ratings by external credit rating agencies as of December 31, 2023 and 2024, are as follows:

	Domestic				Foreign
Credit quality	KIS	NICE P&I	KAP	FnPricing Inc.	S&P	Fitch-IBCA	Moody’s
Grade 1	AA0 to AAA	AA0 t o AAA	AA0 to AAA	AA0 to AAA	A- to AAA	A- to AAA	A3 to Aaa
Grade 2	A- to AA-	A- to AA-	A- to AA-	A- to AA-	BBB- t o BBB+	BBB- to BBB+	Baa3 to Baa1
Grade 3	BBB0 to BBB+	BBB0 t o BBB+	BBB0 t o BBB+	BBB0 t o BBB+	BB t o BB+	BB to BB+	Ba2 to Ba1
Grade 4	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	BB0 t o BBB-	B+ to BB-	B+ to BB-	B1 to Ba3
Grade 5	BB- or under	BB- or under	BB- or under	BB- or under	B or under	B or under	B2 or under
Credit qualities of debt securities denominated in Korean won are based on the lowest credit rating by the domestic credit rating agencies above, and those denominated in foreign currencies are based on the lowest credit rating by the foreign credit rating agencies above.
4.2.6 Credit risk of due from financial institutions
Credit qualities of due from financial institutions as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Due from financial institutions measured at amortized cost *
Grade 1	￦	26,279,729	￦	—	￦	—	￦	—	￦	26,279,729
Grade 2		503,794		—		—		—		503,794
Grade 3		108,290		—		—		—		108,290
Grade 4		—		—		—		—		—
Grade 5		688,487		—		—		—		688,487

	￦	27,580,300	￦	—	￦	—	￦	—	￦	27,580,300

(In millions of Korean won)

	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
Due from financial institutions measured at amortized cost *
Grade 1	￦	26,483,963	￦	—	￦	—	￦	—	￦	26,483,963
Grade 2		583,640		—		—		—		583,640
Grade 3		62,223		—		—		—		62,223
Grade 4		18		—		—		—		18
Grade 5		661,849		—		—		—		661,849

	￦	27,791,693	￦	—	￦	—	￦	—	￦	27,791,693

*	Before netting of allowance
The classification criteria of the credit qualities of due from financial institutions as of December 31, 2023 and 2024, are the same as the criteria for securities other than equity securities.

4.2.7 Credit risk mitigation of derivative financial instruments
Quantification of the extent to which collateral mitigates credit risk of derivative financial instruments as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Deposits, savings, securities, and others	￦	1,471,117	￦	1,437,204
4.2.8 Credit risk concentration analysis
4.2.8.1 Classifications of loans by country as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	December 31, 2023*
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
Korea	￦	184,016,939	￦	210,306,079	￦	22,304,522	￦	416,627,540	92.33	￦	(4,013,937)	￦	412,613,603
Europe		—		4,611,356		—		4,611,356	1.02		(29,267)		4,582,089
China		73,105		7,048,870		537		7,122,512	1.58		(37,624)		7,084,888
Japan		—		912,224		92		912,316	0.20		(2,072)		910,244
United States		—		5,985,577		—		5,985,577	1.33		(168,487)		5,817,090
Cambodia		3,466,607		3,931,738		1,097		7,399,442	1.64		(243,544)		7,155,898
Indonesia		1,474,419		3,216,033		38,198		4,728,650	1.05		(765,195)		3,963,455
Others		661,219		3,198,731		5,525		3,865,475	0.85		(202,679)		3,662,796

	￦	189,692,289	￦	239,210,608	￦	22,349,971	￦	451,252,868	100.00	￦	(5,462,805)	￦	445,790,063

(In millions of Korean won)
	December 31, 2024*
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
Korea	￦	193,803,826	￦	225,393,574	￦	23,436,170	￦	442,633,570	92.15	￦	(4,119,163)	￦	438,514,407
Europe		—		5,473,894		—		5,473,894	1.14		(61,124)		5,412,770
China		181,539		7,095,199		776		7,277,514	1.52		(30,204)		7,247,310
Japan		—		1,183,745		100		1,183,845	0.25		(2,947)		1,180,898
United States		—		5,350,298		—		5,350,298	1.11		(116,741)		5,233,557
Cambodia		3,575,153		4,315,485		1,114		7,891,752	1.64		(362,314)		7,529,438
Indonesia		1,968,896		4,003,127		34,642		6,006,665	1.25		(596,496)		5,410,169
Others		1,293,634		3,222,768		5,672		4,522,074	0.94		(344,392)		4,177,682

	￦	200,823,048	￦	256,038,090	￦	23,478,474	￦	480,339,612	100.00	￦	(5,633,381)	￦	474,706,231

*	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.

4.2.8.2 Classifications of corporate loans by industry as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	Loans		%	Allowances		Carrying amount
Financial institutions	￦	25,194,810	10.53	￦	(147,964)	￦	25,046,846
Manufacturing		51,666,785	21.60		(619,644)		51,047,141
Service		106,907,060	44.69		(1,247,642)		105,659,418
Wholesale and retail		29,904,053	12.50		(502,211)		29,401,842
Construction		7,047,906	2.95		(280,598)		6,767,308
Public sector		2,259,364	0.94		(83,029)		2,176,335
Others		16,230,630	6.79		(276,811)		15,953,819

	￦	239,210,608	100.00	￦	(3,157,899)	￦	236,052,709

(In millions of Korean won)

	December 31, 2024
	Loans		%	Allowances		Carrying amount
Financial institutions	￦	29,395,390	11.48	￦	(258,612)	￦	29,136,778
Manufacturing		55,635,406	21.73		(602,712)		55,032,694
Service		113,938,671	44.50		(1,132,799)		112,805,872
Wholesale and retail		31,112,210	12.15		(552,209)		30,560,001
Construction		6,782,310	2.65		(279,959)		6,502,351
Public sector		2,460,655	0.96		(66,475)		2,394,180
Others		16,713,448	6.53		(276,057)		16,437,391

	￦	256,038,090	100.00	￦	(3,168,823)	￦	252,869,267

4.2.8.3 Classifications of retail loans and credit card receivables as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	Loans		%	Allowances		Carrying amount
Housing loan	￦	97,142,065	45.81	￦	(227,758)	￦	96,914,307
General loan		92,550,224	43.65		(1,141,322)		91,408,902
Credit card		22,349,971	10.54		(935,826)		21,414,145

	￦	212,042,260	100.00	￦	(2,304,906)	￦	209,737,354

(In millions of Korean won)

	December 31, 2024
	Loans		%	Allowances		Carrying amount
Housing loan	￦	104,273,035	46.49	￦	(283,861)	￦	103,989,174
General loan		96,550,013	43.04		(1,303,956)		95,246,057
Credit card		23,478,474	10.47		(876,740)		22,601,734

	￦	224,301,522	100.00	￦	(2,464,557)	￦	221,836,965

4.2.8.4 Classifications of due from financial institutions, securities other than equity securities, and derivative financial assets by industry as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	Amount		%	Allowances		Carrying amount
Due from financial institutions measured at amortized cost
Finance and insurance	￦	27,580,300	100.00	￦	(1,021)	￦	27,579,279

		27,580,300	100.00		(1,021)		27,579,279

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		79,811	100.00		—		79,811

		79,811	100.00		—		79,811

Securities measured at fair value through profit or loss
Government and government funded institutions		21,022,824	28.94		—		21,022,824
Finance and insurance		37,426,249	51.51		—		37,426,249
Others		14,209,359	19.55		—		14,209,359

		72,658,432	100.00		—		72,658,432

Derivative financial assets
Government and government funded institutions		52,508	0.85		—		52,508
Finance and insurance		5,785,110	93.95		—		5,785,110
Others		320,010	5.20		—		320,010

		6,157,628	100.00		—		6,157,628

Securities measured at fair value through other comprehensive income
Government and government funded institutions		44,790,264	56.75		—		44,790,264
Finance and insurance		21,546,428	27.30		—		21,546,428
Others		12,589,745	15.95		—		12,589,745

		78,926,437	100.00		—		78,926,437

Securities measured at amortized cost
Government and government funded institutions		16,391,846	41.27		(655)		16,391,191
Finance and insurance		22,960,878	57.80		(17,965)		22,942,913
Others		367,937	0.93		(652)		367,285

		39,720,661	100.00		(19,272)		39,701,389

	￦	225,123,269		￦	(20,293)	￦	225,102,976

(In millions of Korean won)

	December 31, 2024
	Amount		%	Allowances		Carrying amount
Due from financial institutions measured at amortized cost
Finance and insurance	￦	27,791,693	100.00	￦	(1,572)	￦	27,790,121

		27,791,693	100.00		(1,572)		27,790,121

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		59,838	100.00		—		59,838

		59,838	100.00		—		59,838

Securities measured at fair value through profit or loss
Government and government funded institutions		25,543,224	34.63		—		25,543,224
Finance and insurance		35,810,087	48.54		—		35,810,087
Others		12,415,325	16.83		—		12,415,325

		73,768,636	100.00		—		73,768,636

Derivative financial assets
Government and government funded institutions		51,376	0.44		—		51,376
Finance and insurance		10,398,642	88.64		—		10,398,642
Others		1,280,749	10.92		—		1,280,749

		11,730,767	100.00		—		11,730,767

Securities measured at fair value through other comprehensive income
Government and government funded institutions		49,417,230	55.69		—		49,417,230
Finance and insurance		27,374,090	30.85		—		27,374,090
Others		11,944,676	13.46		—		11,944,676

		88,735,996	100.00		—		88,735,996

Securities measured at amortized cost
Government and government funded institutions		15,499,014	41.75		(787)		15,498,227
Finance and insurance		21,411,994	57.66		(16,228)		21,395,766
Others		219,940	0.59		(381)		219,559

		37,130,948	100.00		(17,396)		37,113,552

	￦	239,217,878		￦	(18,968)	￦	239,198,910

4.2.8.5 Classifications of due from financial institutions, securities other than equity securities, and derivative financial assets by country as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	Amount		%	Allowances		Carrying amount
Due from financial institutions measured at amortized cost
Korea	￦	19,763,609	71.65	￦	(229)	￦	19,763,380
United States		3,021,300	10.95		(88)		3,021,212
Others		4,795,391	17.40		(704)		4,794,687

		27,580,300	100.00		(1,021)		27,579,279

Due from financial institutions measured at fair value through profit or loss
Korea		79,811	100.00		—		79,811

		79,811	100.00		—		79,811

Securities measured at fair value through profit or loss
Korea		65,460,878	90.09		—		65,460,878
United States		3,260,968	4.49		—		3,260,968
Others		3,936,586	5.42		—		3,936,586

		72,658,432	100.00		—		72,658,432

Derivative financial assets
Korea		2,931,376	47.61		—		2,931,376
United States		1,008,296	16.37		—		1,008,296
France		863,376	14.02		—		863,376
Singapore		141,696	2.30		—		141,696
Japan		326,585	5.30		—		326,585
Others		886,299	14.40		—		886,299

		6,157,628	100.00		—		6,157,628

Securities measured at fair value through other comprehensive income
Korea		73,226,955	92.78		—		73,226,955
United States		2,354,107	2.99		—		2,354,107
Others		3,345,375	4.23		—		3,345,375

		78,926,437	100.00		—		78,926,437

Securities measured at amortized cost
Korea		35,344,575	88.99		(14,648)		35,329,927
United States		1,159,699	2.92		(1,070)		1,158,629
Others		3,216,387	8.09		(3,554)		3,212,833

		39,720,661	100.00		(19,272)		39,701,389

	￦	225,123,269		￦	(20,293)	￦	225,102,976

(In millions of Korean won)

	December 31, 2024
	Amount		%	Allowances		Carrying amount
Due from financial institutions measured at amortized cost
Korea	￦	18,731,321	67.39	￦	(436)	￦	18,730,885
United States		2,946,827	10.60		(91)		2,946,736
Others		6,113,545	22.01		(1,045)		6,112,500

		27,791,693	100.00		(1,572)		27,790,121

Due from financial institutions measured at fair value through profit or loss
Korea		59,838	100.00		—		59,838

		59,838	100.00		—		59,838

Securities measured at fair value through profit or loss
Korea		65,276,781	88.48		—		65,276,781
United States		3,817,882	5.18		—		3,817,882
Others		4,673,973	6.34		—		4,673,973

		73,768,636	100.00		—		73,768,636

Derivative financial assets
Korea		5,153,264	43.93		—		5,153,264
United States		2,870,245	24.47		—		2,870,245
France		1,117,765	9.53		—		1,117,765
Singapore		370,823	3.16		—		370,823
Japan		377,000	3.21				377,000
Others		1,841,670	15.70		—		1,841,670

		11,730,767	100.00		—		11,730,767

Securities measured at fair value through other comprehensive income
Korea		81,111,331	91.40		—		81,111,331
United States		4,460,081	5.04		—		4,460,081
Others		3,164,584	3.56		—		3,164,584

		88,735,996	100.00		—		88,735,996

Securities measured at amortized cost
Korea		31,798,069	85.64		(12,389)		31,785,680
United States		1,862,402	5.02		(1,191)		1,861,211
Others		3,470,477	9.34		(3,816)		3,466,661

		37,130,948	100.00		(17,396)		37,113,552

	￦	239,217,878		￦	(18,968)	￦	239,198,910

Due from financial institutions, financial instruments at fair value through profit or loss linked to gold price, and derivative financial instruments are mostly related to the finance and insurance industry with high credit ratings.

4.3 Liquidity Risk
4.3.1 Overview of liquidity risk
Liquidity risk is a risk that the Group becomes insolvent due to the mismatch between the inflow and outflow of funds, unexpected cash outflows, or a risk of loss due to financing funds at a high interest rate or disposing of securities at an unfavorable price due to lack of available funds. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other inflows and outflows of funds, and off-balance
sheet items related to the inflows and outflows of funds such as currency derivative instruments and others.
4.3.2 Liquidity risk management and indicator
The liquidity risk is managed by risk management policies and liquidity risk management guidelines set forth in these policies that apply to all risk management policies and procedures that may arise throughout the overall business of the Group.
The Group calculates and manages cumulative liquidity gap, liquidity ratio and others for all transactions and off-balance
transactions related to liquidity, that affect the cash flows in Korean won and foreign currency funds raised and operated for the management of liquidity risks and periodically reports them to the Risk Management Council and the Risk Management Committee.
4.3.3 Analysis of remaining contractual maturity of financial liabilities
The cash flows disclosed in the maturity analysis are undiscounted contractual amounts including principal and future interest payments; as such, amounts in the table below do not match with those in the consolidated statements of financial position which are based on discounted cash flows. The future interest payments for floating-rate liabilities are calculated on the assumption that the current interest rate is the same until maturity.

4.3.3.1 Remaining contractual maturity of financial liabilities other than derivatives held for cash flow hedge, and off-balance
sheet items as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
Financial liabilities
Financial liabilities at fair value through profit or loss 1	￦	2,953,472	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,953,472
Financial liabilities designated at fair value through profit or loss 1		7,966,963		—		—		—		—		—		7,966,963
Derivatives held for trading 1		5,966,512		—		—		—		—		—		5,966,512
Derivatives held for hedging 2		7,856		11,887		16,968		48,476		50,888		(4,255)		131,820
Deposits 3		175,103,423		35,688,530		55,092,937		131,347,718		17,325,661		1,764,854		416,323,123
Borrowings		10,729,326		18,654,410		6,594,666		21,356,372		12,432,385		1,195,946		70,963,105
Debentures		10,077		3,843,626		5,556,957		21,137,247		37,653,013		5,727,779		73,928,699
Lease liabilities		243		27,478		43,005		172,528		366,002		34,804		644,060
Other financial liabilities		875,267		25,693,343		166,001		331,289		1,128,101		264,861		28,458,862

	￦	203,613,139	￦	83,919,274	￦	67,470,534	￦	174,393,630	￦	68,956,050	￦	8,983,989	￦	607,336,616

Off-balance sheet items
Commitments 4	￦	203,906,179	￦	—	￦	—	￦	—	￦	—	￦	—	￦	203,906,179
Acceptances and guarantees contracts		13,763,222		—		—		—		—		—		13,763,222
Financial guarantee contracts 5		7,828,205		—		—		—		—		—		7,828,205

	￦	225,497,606	￦	—	￦	—	￦	—	￦	—	￦	—	￦	225,497,606

(In millions of Korean won)

	December 31, 2024
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
Financial liabilities
Financial liabilities at fair value through profit or loss 1	￦	2,717,732	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,717,732
Financial liabilities designated at fair value through profit or loss 1		8,002,499		—		—		—		—		—		8,002,499
Derivatives held for trading 1		11,409,695		—		—		—		—		—		11,409,695
Derivatives held for hedging 2		—		7,538		12,221		85,101		64,760		(3,206)		166,414
Deposits 3		181,232,114		41,663,882		57,643,486		137,677,588		24,822,029		1,437,036		444,476,135
Borrowings		10,613,810		17,508,577		7,562,405		22,180,471		10,360,622		1,263,467		69,489,352
Debentures		1,113		4,138,143		6,683,638		21,458,905		42,772,744		5,955,515		81,010,058
Lease liabilities		196		30,683		56,903		227,390		606,547		122,502		1,044,221
Other financial liabilities		108,979		22,138,250		147,660		331,842		1,174,845		171,549		24,073,125

	￦	214,086,138	￦	85,487,073	￦	72,106,313	￦	181,961,297	￦	79,801,547	￦	8,946,863	￦	642,389,231

Off-balance sheet items
Commitments 4	￦	212,695,995	￦	—	￦	—	￦	—	￦	—	￦	—	￦	212,695,995
Acceptances and guarantees contracts		16,250,243		—		—		—		—		—		16,250,243
Financial guarantee contracts 5		6,674,740		—		—		—		—		—		6,674,740

	￦	235,620,978	￦	—	￦	—	￦	—	￦	—	￦	—	￦	235,620,978

1
Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.

2	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
3	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
4	Commitments are included in the ‘On demand’ category because payments can be requested at any time.
5	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.

4.3.3.2 Contractual cash flows of derivatives held for cash flow hedge as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
Cash flow to be received (paid) of net-settled derivatives	￦	1,605	￦	9,596	￦	28,260	￦	76,704	￦	802	￦	116,967
Cash flow to be received of gross-settled derivatives		35,052		86,391		331,383		2,723,781		—		3,176,607
Cash flow to be paid of gross-settled derivatives		(35,871)		(92,640)		(488,194)		(3,272,506)		—		(3,889,211)

(In millions of Korean won)	December 31, 2024
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
Cash flow to be received (paid) of net-settled derivatives	￦	1,402	￦	6,654	￦	22,907	￦	51,167	￦	—	￦	82,130
Cash flow to be received of gross-settled derivatives		146,467		168,634		1,477,861		3,147,437		—		4,940,399
Cash flow to be paid of gross-settled derivatives		(192,685)		(272,362)		(1,616,687)		(3,663,434)		—		(5,745,168)
4.4 Market Risk
4.4.1 Concept
Market risk refers to risks that can result in losses due to changes in market factors such as interest rate, stock price, and foreign exchange rate, etc., which arise from securities, derivatives, and others. The most significant risks associated with trading positions are interest rate risk, currency risk, and additional risks include stock price risk. The non-trading
position is also exposed to interest rate risk. The Group manages the market risks by dividing them into those arising from the trading position and those arising from the non-trading
position.
4.4.2 Risk management
The Group sets and monitors internal capital limits for market risk and interest rate risk to manage the risks of trading and non-trading
positions. In order to manage market risk efficiently, the Group maintains risk management systems and procedures such as trading policies and procedures, market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading
positions. The entire process is carried out through consultation with the Risk Management Council and approval by the Risk Management Committee of the Group. However, insurance companies that are engaged in the insurance business are not subject to these guidelines and are monitored by setting internal capital limits for market risk and interest rate risk based on
K-ICS.
In the case of Kookmin Bank, a major subsidiary, the Risk Management Council establishes and enforces overall market risk management policies for market risk management and decides to establish position limits, loss limits, VaR limits, and approves non-standard
new products. In addition, the Market Risk Management Subcommittee, chaired by Chief Risk Officer (“CRO”), is a practical decision-making body for market risk management and determines position limits, loss limits, VaR limits, sensitivity limits, and scenario loss limits for each department of the business group.

Kookmin Bank’s Asset-Liability Management Committee (“ALCO”) determines interest rate and commission operating standards and Asset Liability Management (“ALM”) operation policies and enacts and revises relevant guidelines. The Risk Management Committee and the Risk Management Council monitor the establishment and enforcement of ALM risk management policies and enact and revise ALM risk management guidelines. Interest rate risk limits are set based on future asset and liability positions and expected interest rate volatility, which reflect annual business plans. The Financial Planning Department and the Risk Management Department regularly measure and monitor interest rate risk and report the status and limit of interest rate risk including changes in Economic Value of Equity (“ΔEVE”), changes in Net Interest Income (“ΔNII”), and duration gap to the ALCO and the Risk Management Council on a monthly basis, and to the Risk Management Committee on a quarterly basis. To ensure the adequacy of interest rate risk and liquidity risk management, the Risk Management Department assigns the limits, monitors and reviews the procedures and tasks of ALM operations conducted by the ALM department, and reports related matters to the management independently.
4.4.3 Trading position
4.4.3.1 Definition of a trading position
The trading position, which is subject to market risk management, is the trading position defined in “Trading Policy and Guidelines” and the basic requirements for the trading position are as follows:
The target position should be made daily fair value assessment and should have no legal constrictions on sale and hedging.

•	The target position has no restrictions on the sale, and the daily fair value assessment should be made, and the embedded significant risk can be hedged in the market.

•	The trading position classification criteria should be clearly defined in the Trading Policy and Guidelines, and the trading position should be managed by a separate trading department.

•	The target position must be operated according to the documented trading strategy and the management of position limit must be carried out.

•
The specialized dealer or operating department shall have the authority to execute the transaction without prior approval from the Risk Management Department, etc. within the predetermined limits of the target position.

•	The target positions should be periodically reported to management for risk management of the Group.
4.4.3.2 Observation method of market risk arising from trading positions
From January 2023, Subsidiaries of the Group use the Basel III standardized approach to measure market risk and manage it at the portfolio level (Prior to January 2023, Basel II standardized approach or Basel II internal models such as VaR). In addition, the Group controls and manages the risk of derivative financial instrument transactions in accordance with the Financial Supervisory Service regulations and guidelines.
4.4.3.3 Basel III standardized approach
Market risk regulatory capital is calculated as the sum of (a) sensitivities-based risk, (b) default risk, and (c) residual risk according to the Basel III standardized approach introduced in January 2023.
(a) Sensitivities-based risk, which is the basis of the Basel III standardized approach for market risk, calculates the expected loss for each risk factor by applying the risk weights and correlation parameter specified by the Basel Committee and summing them.
(b) Default risk is the risk from default of issuer of securities and derivatives and is calculated by applying risk weights based on the issuer’s credit rating and other factors.

(c) Residual risk is the risk imposed on atypical underlying instruments and is calculated by applying a certain percentage specified by the Basel Committee to the par value.
(Basel III standardized approach definitions by risk type)

Sensitivities-based risk	Interest rate risk group	GIRR	The risk associated with risk-free interest rates (typically OIS rates) defined by currency and maturity.

		CSR	The risk associated with the issuer’s interest rate credit spread, defined by creditworthiness and sector.

	Equity risk group		The risk factors associated with equity, defined by market capitalization, economic conditions, and sector

	Foreign exchange risk group		The risk factors associated with exchange rate, defined by currency pairs

	Commodity risk group		The risk factors associated with commodities, defined by commodity types.

Default risk			Issuer default risk in securities (bonds, etc.) and derivatives.

Residual risk			Additional risks imposed on non-standard underlying asset products, etc.
Required equity capital of subsidiaries according to Basel III standardized approach for the year ended December 31, 2023 and 2024, are as follows:
Kookmin Bank

(In millions of Korean won)	2023
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	479,174	￦	85,375	￦	862	￦	565,411

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	417,756	￦	52,293	￦	1,070	￦	471,120
KB Securities Co., Ltd.

(In millions of Korean won)	2023
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	736,052	￦	307,682	￦	7,454	￦	1,051,187

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	612,879	￦	282,755	￦	8,303	￦	903,937

KB Kookmin Card Co., Ltd.

(In millions of Korean won)	2023
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	43,029	￦	—	￦	—	￦	43,029

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	40,454	￦	—	￦	—	￦	40,454
KB Asset Management Co., Ltd.

(In millions of Korean won)	2023
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	3,658	￦	—	￦	—	￦	3,658

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	6,460	￦	747	￦	—	￦	7,207
KB Capital Co., Ltd.

(In millions of Korean won)	2023
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	11,127	￦	—	￦	—	￦	11,127

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2024
	￦	13,052	￦	—	￦	—	￦	13,052
KB Investment Co., Ltd.

(In millions of Korean won)	2023
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	74,408	￦	7,135	￦	—	￦	81,543

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	61,802	￦	5,597	￦	1	￦	67,400

F-7
8

KB Data System Co., Ltd.

(In millions of Korean won)	2023
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	325	￦	—	￦	—	￦	325

(In millions of Korean won)	2024
	Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
	￦	427	￦	—	￦	—	￦	427
4.4.3.4 Details of risk factors
(a) Interest rate risk
Interest rate risk for trading positions usually arises from debt securities. The Group’s trading strategy is to gain short-term trading gains from interest rate fluctuations. The Group manages interest rate risk associated with trading portfolios using sensitivity analysis (Price Value of a Basis Point: PVBP).
(b) Stock price risk
Stock price risk usually arises from the portfolio of trading stocks. The portfolio of trading stocks consists of stocks listed on the exchange and derivatives linked to stocks, collective investment securities and others.
(c) Currency risk
Currency risk arises from holding assets and liabilities which are denominated in foreign currency, and currency-related derivatives. Most of the net foreign currency exposures occur in the US dollars, the Chinese Yuan and the Indonesian Rupiah.
4.4.4
Non-trading
position (Interest Rate Risk of Banking Book (“IRRBB”))
4.4.4.1 Qualitative disclosure
(a) Definition of interest rate risk for risk management and measurement purposes
Interest rate risk is a change in equity and earnings due to the changes in value of interest-sensitive assets and liabilities, etc., and is measured by ΔEVE and ΔNII.
(b) Overall interest rate risk management and mitigation strategy
The interest rate risk management department establishes and sets interest rate risk management policies and limit once a year by a resolution of the Risk Management Council considering the mid to long-term management strategy and macroeconomic status. The interest rate risk management department analyzes interest rate risk crisis situations assuming abnormal interest rate fluctuations and reports the results to the Risk Management Council and observes changes in interest rate risk and compliance with risk limits to devise timely countermeasures and reports the management status regularly and frequently to the Risk Management Council. The interest rate risk model adequacy test is carried out regularly at least once a year by the verification department independent of the management department.

(c) Specific methodologies used to calculate interest rate risk measurement cycles and sensitivity
In order to measure the sensitivity of the economic value and earnings to changes in interest rates, the Group calculates monthly interest rate gap and duration gap for assets and liabilities.
(d) Interest rate shock and stress scenarios used to estimate changes in the economic value and in earnings
The Group calculates ΔEVE by applying following six interest rate shock and stress scenarios, and ΔNII by applying parallel shock up and parallel shock down scenarios.

•	Scenario 1 : Parallel shock up

•	Scenario 2 : Parallel shock down

•	Scenario 3 : Steepener shock (short rates down and long rates up)

•	Scenario 4 : Flattener shock (short rates up and long rates down)

•	Scenario 5 : Short rates shock up

•	Scenario 6 : Short rates shock down
(e) Key modeling assumptions used to measure interest rate risk for internal management purposes
The Group measures unfavorable changes in economic value resulting from changes in interest rates, following the interest rate risk calculation standards set by the Financial Supervisory Service.
(f) Interest rate risk hedging methodology and related accounting
Subsidiaries which are subject to interest rate risk measurement hedge interest rate risk through back-to-back
interest rate swap transactions, which are the same as interest payment cash flows and officially document and manage the risk management strategy for hedge accounting, risk management objectives, hedging relationship, and assessment method for hedge effectiveness.
(g) Key modeling and parametric assumptions used in calculating ΔEVE and ΔNII
Subsidiaries which are subject to interest rate risk measurement calculate interest rate risk, including all cash flow of interest-sensitive assets and liabilities, and off-balance
sheet items. The main assumptions of the IRRBB standard method for calculating ΔEVE, ΔNII are as follows:
(Classification of time buckets of cash flows (19 buckets in total))

Time bucket intervals (D:Day M:Months Y:Years t cf :Repricing date)
Short-term rates	1D (0.0028Y)	1D< t cf ≤1M (0.0417Y)	1M< t cf ≤3M (0.1667Y)	3M< t cf ≤6M (0.375Y)	6M< t cf ≤9M (0.625Y)	9M< t cf ≤1Y (0.875Y)	1Y< t cf ≤1.5Y (1.25Y)	1.5Y< t cf ≤2Y (1.75Y)

Medium-term rates	2Y< t cf ≤3Y (2.5Y)	3Y< t cf ≤4Y (3.5Y)	4Y< t cf ≤5Y (4.5Y)	5Y< t cf ≤6Y (5.5Y)	6Y< t cf ≤7Y (6.5Y)

Long-term rates	7Y< t cf ≤8Y (7.5Y)	8Y< t cf ≤9Y (8.5Y)	9Y< t cf ≤10Y (9.5Y)	10Y< t cf ≤15Y (12.5Y)	15Y< t cf ≤20Y (17.5Y)	t cf >20Y (25Y)

*	The number in brackets is the time bucket’s midpoint.

(Caps on core deposit and average maturity by category for
non-maturity
deposits)

	Cap on proportion of core deposits (%)	Cap on average maturity of core deposits (years)

Retail/transactional	90	5
Retail/non-transactional	70	4.5
Wholesale	50	4
4.4.4.2 Quantitative disclosure
The average repricing maturity of
non-maturity
deposits is 2.5 years for core deposits, 1 day for
non-core
deposits, and the longest repricing maturity is five years.
(a) Kookmin Bank
ΔEVE is calculated by applying six interest rate shock and stress scenarios, and ΔNII is calculated by applying parallel shock up and parallel shock down scenarios. Results as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023				December 31, 2024
	Changes in the economic value of equity capital Δ EVE		Changes in net interest income Δ NII		Changes in the economic value of equity capital Δ EVE		Changes in net interest income Δ NII

Scenario 1 (Parallel shock up)	￦	1,211,285	￦	494,957	￦	830,102	205,111
Scenario 2 (Parallel shock down)		—		—		—	—
Scenario 3 (Short rates down, long rates up)		338,439				398,065
Scenario 4 (Short rates up, long rates down)		620,553				447,275
Scenario 5 (Short rates shock up)		901,087				540,388
Scenario 6 (Short rates shock down)		90,869				132,113
Maximum out of six scenarios		1,211,285		494,957		830,102	205,111
Basic capital		33,478,665				35,059,009
(b)
Non-bank
subsidiaries
ΔEVE is maximum out of six interest rate shock and stress scenarios, and ΔNII is maximum of parallel shock up and parallel shock down scenarios. Results as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023				December 31, 2024
	Δ EVE		Δ NII		Δ EVE		Δ NII

KB Securities Co., Ltd.	￦	38,694	￦	419,121	￦	88,676	￦	387,027
KB Kookmin Card Co., Ltd.		42,562		221,049		147,683		216,520
KB Capital Co., Ltd.		206,305		40,167		172,611		64,840
KB Savings Bank Co., Ltd.		14,855		156		15,125		568

4.4.5 Financial assets and liabilities denominated in foreign currencies
Details of financial instruments denominated in foreign currencies and translated into Korean won as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	USD		JPY		EUR		GBP		CNY		Others		Total

Financial assets
Cash and due from financial institutions	￦	6,651,597	￦	579,744	￦	363,520	￦	52,992	￦	408,390	￦	1,644,720	￦	9,700,963
Financial assets at fair value through profit or loss		7,594,682		2,320		699,951		119,801		1,799		348,919		8,767,472
Derivatives held for trading		399,244		374		22,395		4,012		1,173		52,026		479,224
Derivatives held for hedging		166,801		—		225		4		—		4,313		171,343
Loans measured at amortized cost		32,119,823		785,006		2,866,108		979,163		1,648,885		7,093,058		45,492,043
Financial assets at fair value through other comprehensive income		6,076,271		—		288,852		4,591		654,436		1,063,371		8,087,521
Financial assets at amortized cost		2,730,263		—		41,406		199,589		32,579		1,850,922		4,854,759
Other financial assets		3,395,714		100,822		85,263		36,929		515,278		630,366		4,764,372

	￦	59,134,395	￦	1,468,266	￦	4,367,720	￦	1,397,081	￦	3,262,540	￦	12,687,695	￦	82,317,697

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,123,670	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,123,670
Derivatives held for trading		735,627		4,566		45,359		108		11		206,546		992,217
Derivatives held for hedging		154,120		—		1,246		252		—		2,314		157,932
Deposits		25,777,256		1,763,971		1,822,443		761,371		1,787,865		4,200,321		36,113,227
Borrowings		15,895,866		743,356		944,944		314,177		506,248		2,726,591		21,131,182
Debentures		8,412,413		—		2,959,534		—		—		1,008,961		12,380,908
Other financial liabilities		4,773,601		91,519		840,629		8,995		545,722		119,055		6,379,521

	￦	56,872,553	￦	2,603,412	￦	6,614,155	￦	1,084,903	￦	2,839,846	￦	8,263,788	￦	78,278,657

(In millions of Korean won)	December 31, 2024
	USD		JPY		EUR		GBP		CNY		Others		Total

Financial assets
Cash and due from financial institutions	￦	9,171,037	￦	739,998	￦	328,861	￦	61,561	￦	566,160	￦	1,308,772	￦	12,176,389
Financial assets at fair value through profit or loss		8,481,069		3,104		945,556		152,459		404		447,628		10,030,220
Derivatives held for trading		288,228		8,111		10,297		616		13,604		3,450		324,306
Derivatives held for hedging		457,414		—		—		2		—		102		457,518
Loans measured at amortized cost		31,598,425		877,024		3,474,346		1,069,013		2,114,302		8,274,576		47,407,686
Financial assets at fair value through other comprehensive income		7,789,037		—		278,806		50,415		549,307		1,570,697		10,238,262
Financial assets at amortized cost		3,544,607		—		44,358		227,140		200,747		1,806,530		5,823,382
Other financial assets		3,621,636		38,182		97,946		44,483		57,331		310,716		4,170,294

	￦	64,951,453	￦	1,666,419	￦	5,180,170	￦	1,605,689	￦	3,501,855	￦	13,722,471	￦	90,628,057

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,024,957	￦	—	￦	—	￦	—	￦	—	￦	21,841	￦	1,046,798
Derivatives held for trading		724,036		48,351		76,968		214		3,002		8,932		861,503
Derivatives held for hedging		161,114		—		2,264		1,144		—		11,119		175,641
Deposits		30,041,679		1,658,775		1,645,279		1,058,101		2,519,261		5,036,555		41,959,650
Borrowings		16,231,860		452,189		1,492,914		229,757		372,293		3,495,867		22,274,880
Debentures		9,785,607		—		3,902,818		—		—		656,664		14,345,089
Other financial liabilities		4,567,800		129,853		115,012		26,017		88,768		113,785		5,041,235

	￦	62,537,053	￦	2,289,168	￦	7,235,255	￦	1,315,233	￦	2,983,324	￦	9,344,763	￦	85,704,796

4.5 Operational Risk
4.5.1 Concept
Operational risk of the Group refers to the risk of loss that may occur due to improper or incorrect internal procedures, personnel, systems or external events. Operational risk management plays a role in enhancing the stability and soundness of financial institutions by managing the appropriate level of capital and supplementing the internal control system.
4.5.2 Risk management
The purpose of operational risk management is not only to comply with supervisory and regulatory requirements, but also to spread risk management culture, strengthen internal control, improve processes, and provide timely feedback to management and all employees. The Parent Company manages the Group’s overall operational risk, and each subsidiary establishes and implements operational risk management policies according to its own risk level and implements and operates related systems. The Group Risk Management Committee establishes and allocates risk capital of operational risk for each subsidiary, and subsidiaries manage operational risks at an appropriate level within the allocated risk capital.
4.6 Capital Management
The Group complies with the capital adequacy standard established by the financial supervisory authority. This capital adequacy standard is based on Basel III revised by Basel Committee on Banking Supervision in Bank for International Settlements (“BIS”) in June 2011 and was implemented in Korea in December 2013. According to this standard, the Group is required to maintain a minimum capital adequacy ratio to risk-weighted assets (Common Equity Tier 1 Capital ratio of 9.0%, Tier 1 Capital ratio of 10.5%, and Total Capital ratio of 12.5%) as of December 31, 2024.
The Group’s capital is classified into three categories in accordance with the Detailed Regulations on Supervision of Financial Holding Companies as follows:

•
Common Equity Tier 1 Capital: Common equity Tier 1 Capital is the first to take losses of the Group and is the last to be compensated in liquidation of the Group and not repaid except for liquidation. It includes capital, capital surplus, retained earnings, non-controlling
interests of the consolidated subsidiaries, accumulated other comprehensive income, and other capital surplus, etc.

•
Additional Tier 1 Capital: Additional Tier 1 Capital includes capital, capital surplus, etc. related to the issuance of capital securities of a permanent nature that meets the conditional capital securities requirements.

•
Tier 2 Capital: Tier 2 Capital means capital that can compensate for losses of the Group upon liquidation, including (a) the amount of subordinated bonds with maturity of not less than 5 years that meet the conditional capital securities requirements, and (b) the allowances for credit losses accumulated on the loans which are classified as normal or precautionary in accordance with Regulations on Supervision of Financial Holding Companies, and others.

The risk-weighted assets are the magnitude of the amount of risk inherent in the total asset held by the Group. The Group calculates risk-weighted assets by each risk (credit risk, market risk, and operational risk) based on the Detailed Regulations on Supervision of Financial Holding Companies and uses them to calculate capital adequacy ratio.
The Group evaluates and manages capital adequacy through separate internal policies. The evaluation of capital adequacy compares the size of available capital (the amount of capital actually available) to the size of internal capital (the amount of capital required to cover all the significant risks faced by the Group under its target credit rating), which monitors financial soundness and provides a risk-adjusted performance measurement basis.

Internal capital refers to the capital required to prevent the insolvency from future unexpected losses. The Group operates a system to measure, allocate, and manage internal capital to major subsidiaries by risk type.
The Risk Management Committee of the Group determines the risk appetite of the Group, allocates internal capital by risk type and major subsidiaries, and major subsidiaries operate capital efficiently within the range of the allocated internal capital. The Risk Management Department of the Group monitors internal capital limit management and reports it to management and the Risk Management Committee. If the limit of internal capital is expected to be exceeded due to new businesses or business expansion, the Group’s capital adequacy management is carried out through review and approval by the Risk Management Committee in advance.
Details of the Group’s capital adequacy ratio in accordance with Basel III requirements as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024

Total Capital:	￦	53,743,658	￦	56,849,484
Tier 1 Capital		49,390,274		52,477,447
Common Equity Tier 1 Capital		43,663,753		46,794,302
Additional Tier 1 Capital		5,726,521		5,683,146
Tier 2 Capital		4,353,384		4,372,037
Risk-Weighted Assets: 1		321,318,905		345,980,580
Total Capital ratio (%):		16.73		16.43
Tier 1 Capital ratio (%)		15.37		15.17
Common Equity Tier 1 Capital ratio (%)		13.59		13.53

1
The Group is currently reviewing detailed plans to reflect the completion guarantee management-type land trust business agreement with KB Real Estate Trust Co., Ltd. in risk-weighted assets and provisions, and it has not been reflected in the financial statements as of December 31, 2024.